Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Net income attributable to TDS shareholders	$ 226	$ 121	$ 135
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from UScellular's issuance of UScellular shares	(38)	(23)	(30)
Change in TDS’ Capital in excess of par value from UScellular’s repurchases of UScellular shares	14	6	0
Purchase of ownership in subsidiaries from noncontrolling interests	(9)	0	0
Net transfers (to) from noncontrolling interests	(33)	(17)	(30)
Net income attributable to TDS shareholders after transfers (to) from noncontrolling interests	193	$ 104	$ 105
Redeemable noncontrolling interest
Settlement value of mandatorily redeemable noncontrolling interests	20
Carrying value of mandatorily redeemable noncontrolling interests	$ 6